Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about financial instruments [line items]
Increase percentage of significant unobservable inputs discount rate	1.00%	1.00%	0.10%
Fair value of bonds decreased	$ 26,700	$ 851	$ 157,800
Percentage of trade receivables	50.00%		47.00%		50.00%
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	15.00%	15.00%
Bottom of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	12.30%	12.30%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	30.00%	30.00%
Top of range [member] | Actuarial assumption of discount rates [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs discount rate	17.50%	17.50%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 1,833,000	$ 58,432	$ 1,049,000	$ 660,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	149,000		274,000	148,000	$ 4,750
Other price risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in profit before tax	$ 50,000	$ 1,594	$ 53,000	$ 46,500
Percentage change in equity price	1.00%	1.00%	1.00%	1.00%
Increase decrease in other comprehensive income	$ 126,000	$ 4,017	$ 129,000	$ 6,000